Reserves (Details 3) - Warrants [Member]	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Number of Shares, Outstanding	2,448,000	16,734,000
Number of Warrants, Issued	50,000,000	0
Number of Warrants, Expired	(52,448,000)	(14,286,000)
Number of Shares, Outstanding	0	2,448,000
Weighted average exercise price, Outstanding	$ 0.25	$ 0.46
Weighted average exercise price, Issued	0.25	0
Weighted average exercise price, Expired	0.25	0.50
Weighted average exercise price, Outstanding	$ 0	$ 0.25